Note 3-Stockholders' Equity: Warrants (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Warrants

Warrants

The following table presents the Series A preferred stock warrant activity during the nine months ended September 30, 2014:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2013	823,226	$2.20
Granted	270,000	2.00
Forfeited/Canceled	-	-
Exercised	80,000	-
Outstanding – September 30, 2014	1,013,226	2.28
Exercisable – September 30, 2014	1,013,226	$2.28

The weighted average remaining life of the outstanding Series A preferred stock warrants as of September 30, 2014 and December 31, 2013 was 3.49 and 3.92 years, respectively.

The following table presents the common stock warrant activity during the nine months ended September 30, 2014:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2013	5,000,000	$0.05
Granted	1,130,470	0.05
Forfeited/Canceled	-	-
Exercised	-	-
Outstanding – September 30, 2014	6,130,470	0.05
Exercisable – September 30, 2014	6,130,470	$0.05

The weighted average remaining life of the outstanding common stock warrants as of September 30, 2014 and December 31, 2013 was 0.73 and 1.26 years, respectively.